Reconciliation of net cash flow from operating activities (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Reconciliation of net cash flow from operating activities
Profit (loss) from continuing operations	€ 1,205	€ 84	[1]
Investment income	(566)	(368)	[1]
Financing costs	843	1,395	[1]
Income tax expense	900	746	[1]
Operating profit/(loss)	2,382	1,857	[1]
Adjustments to reconcile profit (loss) [abstract]
Share-based payments and other non-cash charges	68	54
Depreciation and amortisation	5,238	5,117
(Gain)/loss on disposal of property, plant and equipment and intangible assets	(1)	17
Share of result of equity accounted associates and joint ventures	40	51
Impairment reversal		(64)
Other (income)/expense	(533)	67
Increase in inventory	(107)	(64)
Increase in trade and other receivables	(1,356)	(1,154)
Decrease in trade and other payables	(784)	(1,151)
Cash generated by operations	4,947	4,730
Taxation	(393)	(472)
Cashflows from discontinued operations	1,090	1,286
Net cash flow from operating activities	€ 5,644	€ 5,544	[2]

[1]	The results for the six months ended 30 September 2023 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are reported as discontinued operations. See note 5 ‘Discontinued operations and assets held for sale’ for more information.
[2]	The results for the six months ended 30 September 2023 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are reported as discontinued operations. See note 5 ‘Discontinued operations and assets held for sale’ for more information.